Note 18 - Current tax assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Note 18 - Current tax assets and liabilities
Disclosure of detailed information about current tax assets [text block]
	Year ended December 31,
Current tax assets	2024	2023
Income tax assets	135,621	122,257
V.A.T. credits	195,745	132,972
Other prepaid taxes	1,255	1,172
	332,621	256,401

Disclosure of detailed information about tax liabilities [text block]
	Year ended December 31,
Current tax liabilities	2024	2023
Income tax liabilities	277,712	344,565
V.A.T. liabilities	16,599	60,047
Other taxes	71,981	83,665
	366,292	488,277